19. Amount Due to an Affiliate (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Amount Due To Affiliate
Amount due to an affiliate, current	$ 9,128	$ 8,819
Amount due to an affiliate, noncurrent	1,728	0
Total amount due to an affiliate	$ 10,856	$ 8,819